      As filed with the Securities and Exchange Commission on May 11, 2006
                                        Securities Act File No. 333-127202

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                           Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 2

                               ING PARTNERS, INC.
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                 ---------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

       It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

--------------------------------------------------------------------------------

          Title of Securities Being Registered: Shares of Common Stock

      No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the
                   Investment Company Act of 1940, as amended.

                                     PART C:
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article Ninth, Section (d) of the Registrant's Articles of Incorporation provides for indemnification of directors and officers. In addition, the Registrant's officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Maryland General Corporations Law which provides generally that
(1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

Section XII.B of the Administrative Services Agreement provides for indemnification of the Administrator as follows:

In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Administrator or any officer, director or employee of the Administrator, to the extent permitted by applicable law, the Company hereby agrees to indemnify and hold the Administrator harmless from and against all claims, actions, suits and proceedings at law or in equity, whether brought or asserted by a private party or a governmental agency, instrumentality or entity of any kind, relating to the sale, purchase, pledge of, advertisement of, or solicitation of sales or purchases, of any security by or on behalf of the Series, or issued by the Series, in alleged violation of applicable federal, state or foreign laws, rules or regulations.

ITEM 16. EXHIBITS

      (1)   (a)   Articles of Incorporation for ING Partners, Inc. (formerly known as Portfolio Partners, Inc.) - Filed as an Exhibit to
                  Registrant's initial Form N-1A Registration Statement on July
                  31, 1997 and incorporated herein by reference.

            (b) Articles of Amendment effective August 29, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

            (c) Articles of Amendment effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (d) Articles of Amendment effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (e) Articles of Amendment effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (f) Articles of Amendment effective January 23, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

            (g) Articles of Amendment effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

            (h) Articles of Amendment effective November 8, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (i) Articles Supplementary to Articles of Incorporation effective August 20, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (j) Articles Supplementary to Articles of Incorporation effective February 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

            (k) Articles Supplementary to Articles of Incorporation effective January 17, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

            (l) Articles Supplementary to Articles of Incorporation effective June 10, 2004- Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant's Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

            (m) Articles Supplementary to Articles of Incorporation effective November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (n) Articles of Amendment effective May 2, 2005 to Articles of Incorporation (name change) - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (o) Articles Supplementary dated April 25, 2005 to Articles of Incorporation- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

      (2) By-laws - Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

      (3)   Not Applicable.

      (4) Form of Agreement and Plan of Reorganization between ING Partners, Inc., on behalf of its ING Fundamental Research Portfolio series and ING Variable Products Trust, on behalf of its ING VP Disciplined LargeCap Portfolio series - filed as an Exhibit to Registrant's Registration Statement on Form N-14 on August 4, 2005 and incorporated herein by reference.

      (5) Instruments Defining Rights of Security Holders (set forth in the Articles of incorporation which are incorporated by reference) - Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

      (6)   (a)   Investment Advisory Agreement between ING Partners, Inc.
                  and ING Life Insurance and Annuity Company - Filed as an
                  Exhibit to Post-Effective Amendment No. 11 to Registrant's
                  Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (i) Amendment to Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

                  (ii) Form of Amendment to Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on September 15, 2004 and incorporated herein by reference.

                  (iii) Amendment, dated November 1, 2004, of Investment
                        Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

                  (iv) Amendment, dated December 1, 2004, to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

            (b) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Massachusetts Financial Services Company effective November 15, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Massachusetts Financial Services Company effective June 20, 2003 - Filed as an Exhibit to Post-Effective

                        Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

                  (ii) Termination Letter dated August 20, 2004 - MFS Institutional Services - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (c) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. ("ING IM") (formerly known as Aeltus Investment Management, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

            (d) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly known as "Aetna Life Insurance and Annuity Company") and Fred Alger Management, Inc. effective November 19, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Fred Alger Management, Inc. effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

                  (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Fred Alger Management, Inc. effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

            (e) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity) and UBS Global Asset Management, Inc. (US) (formerly known as Brinson Advisors, Inc.) (regarding ING UBS U.S. Allocation Portfolio) effective December 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and UBS Global Asset Management, Inc. (US)(regarding ING UBS U.S. Allocation Portfolio) effective July 24, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and UBS Global Asset Management, Inc. (US) (regarding ING UBS U.S. Allocation Portfolio) effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to

                        Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

            (f) Investment Sub-Advisory Agreement between ING Life Insurance Company and Annuity Company and UBS Global Asset Management, Inc. (Americas)(regarding ING UBS U.S. Large Cap Equity Portfolio) effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

            (g) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and OpCap Advisors effective November 19, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (i) Amendment, dated June 3, 2003, to Investment Sub-Advisory Agreement dated June 3, 2003 between ILIAC and OpCap Advisors - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

            (h) Investment Sub-Advisory Agreement between ING Life Insurance Company and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and Goldman Sachs Asset Management effective November 19, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (i) Assumption Agreement between ING Life Insurance and Annuity Company and Goldman Sachs Asset Management effective March 28, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

                  (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Goldman Sachs Asset Management effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

                  (iii) Amendment to Investment Sub-Advisory Agreement between
                        ING Life Insurance and Annuity Company and Goldman Sachs Asset Management effective June 24, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

            (i) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Salomon Brothers Asset Management Inc effective November 19, 2001 - Filed as an

                  Exhibit to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

                  (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Salomon Brothers Asset Management Inc effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Salomon Brothers Asset Management Inc effective July 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (iii) Amendment to Investment Sub-Advisory Agreement between
                        ING Life Insurance and Annuity Company and Salomon Brothers Asset Management Inc effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

                  (iv) Amendment, dated November 8, 2004, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Salomon Brothers Asset Management Inc - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

                  (v) Termination Letter dated February 28, 2005 - Salomon Brothers Asset Management Inc - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (j) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and T. Rowe Price Associates, Inc. effective December 14, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant's Form N-1A Registration Statement on April 30, 2001 and incorporated herein by reference.

                  (i) Letter Agreement for Fee Waiver between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. dated December 5, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. effective December 31, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (iii) Amendment to Investment Sub-Advisory Agreement between
                        ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

                  (iv) Amendment, dated November 8, 2004, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (k) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc effective March 29, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc. effective June 30, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

                  (ii) Amendment, dated November 8, 2004, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (l) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. effective March 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

            (m) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Robert Fleming, Inc. effective March 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Robert Fleming, Inc. effective June 3, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to

                        Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

                  (ii) Assumption Agreement, dated November 18, 2003, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Robert Fleming, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (n) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC effective March 12, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

            (o) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective March 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective June 23, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

                  (ii) Amendment, dated November 8, 2004, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (p) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and J.P. Morgan Fleming Asset Management, LTD effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

                  (i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and J.P. Morgan Fleming Asset Management, LTD effective June 3, 2003 - Filed as an Exhibit to Post-

                        Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

                  (ii) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JP Morgan Fleming Asset Management, LTD effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

                  (iii) Amendment, dated August 13, 2004, to Investment
                        Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JP Morgan Fleming Asset Management, LTD - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (q) Investment Sub-Advisory Agreement dated November 8, 2004 between ING Life Insurance and Annuity Company and OppenheimerFunds, Inc. Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (r) Fee waiver, dated February 11, 2004, to Expense Limitation Agreement between ING Partners, Inc. and ING Funds Services, LLC- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

                  (i) Fee waiver, dated January 21, 2003, to Expense Limitation Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company- Filed as an Exhibit to Post-effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

                  (ii) Expense Limitation Agreement, effective February 1, 2005 between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

      (7)   (a)   Underwriting Agreement between the ING Partners, Inc. and
                  ING Financial Advisers, LLC effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's
                  Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (i) Amendment to Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

                  (ii) Amendment, dated May 1, 2003, to Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's form N-1A

                        Registration Statement on April 1, 2005 and incorporated herein by reference.

                  (iii) Amendment, dated November 1, 2004, to Underwriting
                        Agreement between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

                  (iv) Amendment, dated November 17, 2004, to Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

      (8)   Not Applicable.

      (9)   (a)   Custodian Agreement dated March 13, 2003 between ING
                  Partners, Inc. and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A
                  Registration Statement on April 28, 2005 and incorporated herein by reference.

                  (i) Form of Amendment effective April 29, 2005 to Custodian Agreement between ING Partners, Inc. and The Bank of New York- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

            (b) Securities Lending Agreement and Guaranty between ING Partners and Bank of New York dated August 7, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

                  (i) Form of Amendment effective April 29, 2005 to the Securities Lending and Guaranty. - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

      (10)  (a)   Plan of Distribution Pursuant to Rule 12b-1 renewed
                  November 19, 2003 - Filed as an Exhibit to Post-Effective
                  Amendment No. 17 to Registrant's Form N-1A Registration
                  Statement on October 29, 2004 and incorporated herein by reference.

            (b) Shareholder Servicing Plan of ING Partners, Inc. for Adviser Class Shares renewed November 19, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (c) Shareholder Servicing Plan of ING Partners, Inc. for Service Class Shares renewed November 19, 2003 - Filed as an Exhibit to Post-Effective Amendment

                  No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (d) Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (i) Amendment to Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System amended as of April 13, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

            (e) Form of Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on August 15, 2004 and incorporated herein by reference.

                  (i) Amended Schedule A to Form of Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

      (11) Opinion and Consent of Counsel - previously filed as an Exhibit to Registrant's Registration Statement on Form N-14 on August 4, 2005 and incorporated herein by reference.

      (12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - filed herewith.

      (13)  (a)   Administrative Services Agreement between ING Partners,
                  Inc. and ING Funds Services, LLC effective November 19, 2003 -
                  Filed as an Exhibit to Post-Effective Amendment No. 12 to
                  Registrant's Form N-1A Registration Statement on February 24,
                  2004 and incorporated herein by reference.

                  (i) Amendment, dated September 1, 2004, to Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

                  (ii) Amendment, dated November 1, 2004, to Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

                  (iii) Form of Amended Schedule A, dated April 29, 2005, to
                        Administrative Services Agreement - Filed as an Exhibit to Post-Effective Amendment

                        No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

                  (iv) Form of Amended Schedule B dated April 29, 2005 to the Administrative Services Agreement- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

            (b) Sub-Administration Agreement between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Investors Bank & Trust Company effective December 14, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 3 to Registrant's Form N-1A Registration Statement on February 26, 1999 and incorporated herein by reference.

                  (i) Amendment to Sub-Administration Agreement between ING Life Insurance and Annuity Company and Investors Bank and Trust Company effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (ii) Amendment to Sub-Administration Agreement between ING Life Insurance and Annuity Company and Investors Bank and Trust Company effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (iii) Form of Assignment and Assumption Agreement for
                        Sub-Administration Agreement between ING Life Insurance and Annuity Company, ING Funds Services, LLC and Investors Bank and Trust Company effective November 19, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (iv) Amendment to Sub-Administration Agreement between ING Funds Services, LLC and Investors Bank and Trust Company effective February 15, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

                  (v) Form of Amendment to Sub-Administration Agreement between ING Funds Services, LLC and Investors Bank & Trust Company effective - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (c) License Agreement between Aetna and T. Rowe Price Associates, Inc.- Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

            (d) Agency Agreement by and among ING Partners, Inc. and DST Systems, Inc.- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

                  (i) Acceptance Letter between ING Partners, Inc. and DST Systems, Inc.- Filed as an Exhibit to Post-Effective Amendment No. 20 to registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

                  (ii) Form of Amended and Restated Exhibit A with respect to the Agency Agreement - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

            (e) Securities Lending Agency Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Investors Bank and Trust Company effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (i) Termination letter dated September 28, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (f) Delegation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

            (g) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and ING Insurance Company of America (formerly Aetna Insurance Company of America) effective December 5, 2001
                  - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America effective March 5, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (ii) Amendment to Participation Agreement among IPI Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (iii) Amendment, dated November 1, 2004, to Participation
                        Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (h) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) effective July 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company effective September 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (iii) Amendment, dated November 1, 2004, to Participation
                        Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (i) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC), effective November 28, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, and ING Financial Advisers, LLC, effective March 5, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (iii) Amendment to Participation Agreement among ING Partners,
                        Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

                  (iv) Amendment, dated November 1, 2004, to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Reliastar Insurance Company - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (j) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and Reliastar Life Insurance Company, effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company, effective March 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company, effective October 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (iii) Amendment to Participation Agreement among ING Partners,
                        Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (iv) Amendment, effective May 1, 2003, to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company- Filed as an Exhibit to Post-Effective Amendment No. 20 to registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (k) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and Reliastar Life Insurance Company of New York, effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company of New York, effective March 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

                  (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Reliastar Life Insurance Company, of New York effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (iii) Amendment to Participation Agreement, dated November 1,
                        2004, among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Reliastar Life Insurance Company of New York - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (l) Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Security Life of Denver Insurance Company, effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Security Life of Denver Insurance Company, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (ii) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Financial Advisers, LLC and Security Life of Denver Insurance Company dated November 1, 2004
                        - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A

                        Registration Statement on October 29, 2004 and incorporated herein by reference.

            (m) Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Southland Life Insurance Company, effective May 1, 2002 - Filed as an Exhibit to Post- Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Southland Life Insurance Company, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (ii) Form of Amendment among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Southland Life Insurance Company dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (n) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life Insurance Company of New York, Service Class Shares, dated December 6, 2001- Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Service Class Shares, effective March 13, 2002
                        - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Service Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (iii) Amendment, dated May 1, 2003, to Shareholding Servicing
                        Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Service Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (o) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life Insurance Company of New York, Adviser Class Shares, dated December 6, 2001- Filed as an Exhibit to Post-Effective

                  Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Adviser Class Shares, effective March 26, 2002
                        - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Adviser Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (iii) Amendment, dated November 1, 2004, to Shareholder
                        Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company of New York, Adviser Shares - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (p) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life Insurance Company, Service Class Shares, dated December 6, 2001- Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Service Class Shares, effective March 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Service Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (iii) Form of Amendment to Shareholder Servicing Agreement
                        between ING Partners, Inc. and Reliastar Life Insurance Company, Service Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on August 15, 2004 and incorporated herein by reference.

                  (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Service Class Shares dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (q) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life Insurance Company, Adviser Class Shares, dated December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Adviser Class Shares, dated March 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Adviser Class Shares, dated May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (iii) Amendment, dated November 1, 2004, to Shareholder
                        Servicing Agreement between ING Partners, Inc. and Reliastar Life Insurance Company, Adviser Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (r) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Service Class Shares, effective November 27, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

                  (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Service Class Shares, dated March 5, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Service Class Shares, dated May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (iii) Form of Amendment to Shareholder Servicing Agreement
                        between ING Partners, Inc. and ING Life Insurance and Annuity Company, Service Class Shares, dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (s) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Life Insurance and Annuity Company (formerly

                  Aetna Life Insurance and Annuity Company), Adviser Class Shares, effective November 27, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares, dated March 5, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares, dated May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (iii) Form of Amendment to Shareholder Servicing Agreement
                        between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on August 15, 2004 and incorporated herein by reference.

                  (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares, dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (t) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Insurance Company of America (formerly Aetna Insurance Company of America), Service Class Shares, effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

                  (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Service Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (ii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Service Class Shares dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (u) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Insurance Company of America (formerly Aetna Insurance Company of America), Adviser Class Shares, effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's

                  Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Adviser Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (ii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Adviser Class Shares dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (v) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Golden American Life Insurance Company, Service Class Shares, effective January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Service Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (ii) Amendment, dated November 1, 2004, to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Service Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

            (w) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Golden American Life Insurance Company, Adviser Class Shares, effective January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

                  (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Adviser Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                  (ii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Adviser Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on August 15, 2004 and incorporated herein by reference.

                  (iii) Form of Amendment to Shareholder Servicing Agreement
                        between ING Partners, Inc. and Golden American Life Insurance Company, Adviser Class Shares, dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (x) Service Agreement between ING Life Insurance and Annuity Company and Golden American Life Insurance Company effective July 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (y) Service Agreement between ING Life Insurance and Annuity Company and Reliastar Life Insurance Company effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (z) Service Agreement between ING Life Insurance and Annuity Company and Reliastar Life Insurance Company of New York effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (aa) Service Agreement between ING Life Insurance and Annuity Company and Southland Life Insurance Company effective as of May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

            (bb) Service Agreement between ING Life Insurance and Annuity Company and Security Life of Denver Insurance Company effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

      (14) Consent of independent auditors - previously filed as an Exhibit to Registrant's Registration Statement on Form N-14 on August 4, 2005 and incorporated herein by reference.

      (15)  Not applicable.

      (16) Powers of attorney - previously filed as an Exhibit to Registrant's Registration Statement on Form N-14 on August 4, 2005 and incorporated herein by reference. Powers of Attorney for Patricia W. Chadwick, Director and Sheryl K. Pressler, Director - filed with Registrant's Registration Statement on Form N-1A filed electronically on January 26, 2006 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 11th day of May, 2006.

                                ING PARTNERS INC.

                                By: /s/ Huey P. Falgout, Jr.
                                ____________________________
                                Huey P. Falgout, Jr.
                                Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       SIGNATURE                          TITLE                       DATE
       ---------                          -----                       ----
                          President and Chief Executive Officer     May 11, 2006
______________________
James M. Hennessy*

                            Senior Vice President and Chief/        May 11, 2006
______________________         Principal Financial Officer
Todd Modic*

______________________
Jock Patton*                      Chairman and Director             May 11, 2006

______________________
John V. Boyer*                          Director                    May 11, 2006

______________________
J. Michael Earley*                      Director                    May 11, 2006

______________________
R. Barbara Gitenstein*                  Director                    May 11, 2006

       SIGNATURE                           TITLE                       DATE
       ---------                           -----                       ----
__________________________
Patrick W. Kenny*                        Director                   May 11, 2006


__________________________
Walter H. May, Jr.*                      Director                   May 11, 2006

__________________________
John G. Turner*                          Director                   May 11, 2006

__________________________
David W.C. Putnam*                       Director                   May 11, 2006

__________________________
Roger B. Vincent*                        Director                   May 11, 2006

__________________________
Richard A. Wedemeyer*                    Director                   May 11, 2006

__________________________
Thomas J. McInerney*                     Director                   May 11, 2006

__________________________
Patricia W. Chadwick+                    Director                   May 11, 2006

__________________________
Sheryl K. Pressler+                      Director                   May 11, 2006

*+By: /s/ Huey P. Falgout, Jr.
      ________________________

      Huey P. Falgout, Jr.
      Attorney-in-Fact**

** Executed pursuant to powers of attorney filed as an Exhibit to Registrant's Registration Statement on Form N-14 on August 4, 2005 and incorporated herein by reference.

+ Powers of Attorney for Patricia W. Chadwick, Director and Sheryl K. Pressler, Director - filed with Registrant's Registration Statement on Form N-1A filed electronically on January 26, 2006 and incorporated herein by reference.

                                  EXHIBIT INDEX

(12)  Opinion and Consent of Counsel Supporting Tax Matters and Consequences